(Loss) Earnings Per Share	12 Months Ended
Mar. 31, 2026
(Loss) Earnings Per Share [Abstract]
(Loss) Earnings Per Share

14. (Loss) Earnings Per Share

Basic and diluted net earnings per share for each of the years presented are calculated as follows:

Basic earnings per share is computed using the weighted average number of ordinary shares outstanding during the period.

Diluted earnings per share is computed using the weighted average number of ordinary shares and dilutive ordinary share equivalents outstanding during the year.

	For the year ended March 31,
	2026	2025	2024
Numerator
Net (loss) income-basic and diluted	(8,004,730)	1,275,882	1,296,203

Denominator
Weighted average number of ordinary shares outstanding – basic and diluted	14,353,540	12,294,521	11,500,000

(Loss) earnings per share – basic and diluted	(0.56)	0.10	0.11